Employee costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee
Employee costs
Wages and salaries	$ 1,048	$ 962	$ 1,028
Social security costs	155	154	139
Defined benefit plan pension costs (Note 21)	31	42	36
Defined benefit past service (credit)/charge (Note 21)	(54)	6
Defined contribution plan pension costs (Note 21)	40	32	30
Net employee costs	$ 1,220	$ 1,196	$ 1,233
Production | employee	14,463	14,666	14,809
Administration | employee	1,877	1,986	1,924
Total number of employees | employee	16,340	16,652	16,733
Discontinued operations
Employee costs
Net employee costs	$ 370	$ 424	$ 392
Total number of employees | employee		6,775	6,758
Aggregate continuing and discontinued operations
Employee costs
Net employee costs	$ 1,590	$ 1,620	$ 1,625
Total number of employees | employee	16,340	23,427	23,491